Interest in Associates - Summary of Financial Information of Material Associate (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of associates [Line Items]
Current assets		¥ 83,595		¥ 75,909		¥ 76,722	$ 12,008
Non-current assets		478,904		464,411		495,261	68,790
Current liabilities		(205,190)		(214,910)			(29,474)
Non-current liabilities		(36,554)		(11,124)			(5,250)
Equity		320,755		314,286		304,347	46,074	¥ 313,212	¥ 227,682
Revenue		290,515	$ 41,730	290,877	$ 0	274,829
Income for the year		11,372	1,633	10,257		1,850
Total comprehensive income for the year		¥ 10,871	$ 1,561	¥ 10,012		¥ 1,620
Reconciled to the Group's interest in the associate:
The Group's effective interest		20.65%	20.65%	20.65%	20.65%
Carrying amount		¥ 36,445		¥ 35,758			$ 5,235
China Tower Corporation Limited ("Tower Company") [member]
Disclosure of associates [Line Items]
Current assets		40,995		31,799
Non-current assets		297,072		283,565
Current liabilities		(128,364)		(114,759)
Non-current liabilities		(27,142)		(20,103)
Equity		(182,561)		(180,502)
Revenue		76,428		71,819
Income for the year		5,221		2,650
Total comprehensive income for the year		5,221		2,650
Reconciled to the Group's interest in the associate:
Net assets of the associate		¥ 182,561		¥ 180,502
The Group's effective interest	20.65%	20.65%	20.65%	20.65%	20.65%	28.10%
Carrying amount		¥ 36,176		¥ 35,498
China Tower Corporation Limited ("Tower Company") [member] | Carrying amount [member]
Reconciled to the Group's interest in the associate:
Carrying amount		37,697		37,278
China Tower Corporation Limited ("Tower Company") [member] | Adjustment for the remaining balance of the deferred gain from the Group's Tower Assets Disposal [member]
Reconciled to the Group's interest in the associate:
Carrying amount		¥ (1,521)		¥ (1,780)